Trade and Other Receivables - Summary of Movements in Allowance for Expected Credit Losses on Trade and Other Receivables (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Subclassifications of assets, liabilities and equities [abstract]
Beginning balance	₽ (9,083)	₽ (33,941)	₽ (40,218)
Charge for the year	(791)	(343)	(613)
Utilised amounts	575	603	6,637
Disposal of subsidiaries			11
Reclassified to non-current financial assets (Note 9)		24,391
Exchange rate difference	(538)	207	242
Ending balance	₽ (9,837)	₽ (9,083)	₽ (33,941)